Pension Plans and Other Postretirement Benefits (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Mar. 24, 2012	Sep. 29, 2012	Mar. 24, 2012 Pension Benefits [Member]	Mar. 26, 2011 Pension Benefits [Member]	Mar. 24, 2012 Pension Benefits [Member]	Mar. 26, 2011 Pension Benefits [Member]	Mar. 24, 2012 Postretirement Benefits [Member]	Mar. 26, 2011 Postretirement Benefits [Member]	Mar. 24, 2012 Postretirement Benefits [Member]	Mar. 26, 2011 Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost							$ 2	$ 2	$ 3	$ 4
Interest cost			1,577	1,705	3,155	3,411	200	213	401	427
Expected return on plan assets			(1,416)	(1,573)	(2,833)	(3,147)
Amortization of prior service credit							(122)	(122)	(244)	(244)
Recognized net actuarial loss			1,318	1,180	2,636	2,360	0	(9)	0	(18)
Net periodic benefit cost			1,479	1,312	2,958	2,624	80	84	160	169
Projected annual contribution requirements related to the Partnership's postretirement health care and life insurance benefit plan for fiscal year		1,669
Contributions made related to the Partnership's postretirement health care and life insurance plan during the period	$ 812